ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at	As at
	December 31,	December 31,
	2020	2019
Trade payables	$167,127	$158,317
Wages payable	58,068	51,588
Accrued liabilities	95,860	102,957
Other liabilities	42,746	32,710
Total accounts payable and accrued liabilities	$363,801	$345,572

In 2020 and 2019, the other liabilities balance consisted primarily of various employee benefits, employee payroll tax withholdings and other payroll taxes.